INVENTORY	12 Months Ended
Dec. 31, 2025
INVENTORY
INVENTORY

NOTE 7 - INVENTORY:

	December 31,
	2025	2024
	U.S. dollars in thousands
Raw materials	—	513
Work in progress	—	308
Finished goods	—	2,830
	—	3,651

During the years ended December 31, 2025, 2024, and 2023, the Company recognized amounts of $2 million , $3.4 million, and $4.4 million respectively, in inventory cost as part of cost of revenues. These amounts are presented in the consolidated statements of comprehensive income (loss) as part of the results from discontinued operations.

The amounts recognized include write-downs of inventories to net realizable value amounted to $0.2 million in 2025, $0.2 million in 2024, and $1.3 million in 2023.

As of December 31, 2025, following the completion of the THI transactions (see notes 16 and17), the Company no longer holds inventory. All inventory was sold to THI as part of the transactions.